Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Fair Value of Level 3 Derivative Liabilities

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

	For the Nine Months Ended September 30
	2022	2021
Beginning balance as of January 1	$560,600	$788,700
Change in fair value of derivative liabilities	212,100	7,507
Ending balance as of March 31	$772,700	$796,207
Change in fair value of derivative liabilities	(19,600)	23,100
Ending balance as of June 30	$753,100	$819,307
Change in fair value of derivative liabilities	228,100	(246,507)
Ending balance as of September 30	$981,200	$572,800

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2020	$243,483
Issuance of derivative liabilities	211,559
Change in fair value of derivative liabilities	333,658
Ending balance as of December 31, 2020	788,700
Issuance of derivative liabilities	—
Change in fair value of derivative liabilities	(228,100)
Ending balance as of December 31, 2021	$560,600

Schedule of Derivative Liabilities Fair Value Assumption

	September 30,
	2022	2021
Fair value of common stock	$1.94	$3.25
Risk free insert rate	3.33%	0.04% - 0.07%
Expected term (years)	0.21 - 0.25	0.06 - 0.05
Expected volatility	74%	85%
Expected dividends	0.00%	0.00%

For the Year Ended December 31, 2020
Fair value of common stock on date of issuance	$3.25
Risk free interest rate	0.14% – 1.55%
Expected term (years)	0.11 – 0.91
Expected volatility	130% – 142%
Expected dividends	0.00%

For the derivative liability valuation, as of December 31, 2021, the significant unobservable inputs used in the discounted cash flow were a discount rate of 25%, the probability of a Qualified Offering occurring of 85% and the probability of a change of control occurring of 0%. As of December 31, 2020, the significant unobservable inputs used in the discounted cash flow were a discount rate of 25%, the probability of a Qualified Offering occurring of 75% and the probability of a change of control occurring of 5%. For the valuations as of December 31, 2021 and 2020, the Black-Scholes assumptions were as follows:

	December 31,
	2021	2020
Fair value of common stock on date of issuance	$3.25	$3.25
Risk free interest rate	0.06% – 0.19%	0.09% – 0.10%
Expected term (years)	0.00 – 0.50	0.16 – 0.67
Expected volatility	75%	142%
Expected dividends	0.00%	0.00%

ZYVERSA THERAPEUTICS, INC.
NOTES TO FINANCIAL STATEMENTS